Investments (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 3,526,609		$ 3,611,292	$ 2,958,178
Fair value	3,714,594		3,612,844	2,772,809
Proceeds from sales of available-for-sale investments	24,050,257	$ 2,488,387	5,752,910	10,043,118
Gross realized gain	1,342,283	9,006	268,848	27,972
Gross realized losses	$ 76,085	$ 22,660	30,885	$ 367,792
Percentage of total investments having a longer duration	80.00%
Outstanding remaining lease payments on non-performing lease	$ 3,600,000
Valuation allowance on leased assets	$ 776,973		$ 0
Minimum
Period of maturity of debt instruments	10 years
Maximum
Period of maturity of debt instruments	20 years